Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Report on Form 6-K for the month of August 2021, filed with the Securities and Exchange Commission on August 12, 2021 (the “Form 6-K”), is being filed solely for the purposes of furnishing the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. Other than as expressly set forth above, this Report on Form 6-K/A does not, and does not purport to, amend, update or restate the information in any other item of the Form 6-K, or reflect any events that have occurred after the Form 6-K was originally filed.
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40416
Entity Registrant Name	Nouveau Monde Graphite Inc.
Entity Central Index Key	0001649752
Entity Address, Address Line One	481 rue Brassard
Entity Address, Address Line Two	Saint-Michel-des-Saints
Entity Address, City or Town	Quebec
Entity Address, Country	CA
Entity Address, Postal Zip Code	J0K 3B0